Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

September 18, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)

File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add five new series, the YieldMax™ Artificial Intelligence and Technology Option Income Portfolio ETF, YieldMax™ Crypto Industry and Technology Option Income Portfolio ETF, YieldMax™ China Option Income Portfolio ETF, YieldMax™ Semiconductor Option Income Portfolio ETF and YieldMax™ Biotech and Pharma Option Income Portfolio ETF, is Post-Effective Amendment No. 261 and Amendment No. 264 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC